Revision of Previously Issued Financial Statement for Correction of Immaterial Errors (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revision of Previously Issued Financial Statement for Correction of Immaterial Errors
Summary of the effect of the revision on condensed consolidated statement of operations

	Condensed Consolidated Statement of Operations
	As Previously
	Reported	Adjustment	As Revised
For the year ended December 31, 2020
Net loss per share – basic and diluted:
Net loss per share – basic and diluted	$(276.97)	$(0.47)	$(277.43)
Shares used to compute basic and diluted net loss per share	78,096	(131)	77,965
Three months ended March 31, 2021
Net loss per share – basic and diluted:
Net loss per share – basic and diluted	$(62.04)	$0.16	$(61.88)
Shares used to compute basic and diluted net loss per share	78,560	203	78,763
Three months ended June 30, 2021
Net loss per share – basic and diluted:
Net loss per share – basic and diluted	$(23.72)	$(19.12)	$(42.84)
Shares used to compute basic and diluted net loss per share	164,523	(73,443)	91,080
Six months ended June 30, 2021
Net loss per share – basic and diluted:
Net loss per share – basic and diluted	$(55.34)	$(48.00)	$(103.34)
Shares used to compute basic and diluted net loss per share	158,575	(73,654)	84,921
Three months ended September 30, 2021
Net loss per share – basic and diluted:
Net loss per share – basic and diluted	$(73.76)	$21.98	$(51.79)
Shares used to compute basic and diluted net loss per share	239,948	101,820	341,768
Nine months ended September 30, 2021
Net loss per share – basic and diluted:
Net loss per share – basic and diluted	$(125.43)	$(28.14)	$(153.56)
Shares used to compute basic and diluted net loss per share	210,934	(38,646)	172,288
For the year ended December 31, 2021
Net loss per share – basic and diluted:
Net loss per share – basic and diluted	$(250.16)	$(33.26)	$(283.42)
Shares used to compute basic and diluted net loss per share	247,571	(29,049)	218,522
Three months ended March 31, 2022
Net loss per share – basic and diluted:
Net loss per share – basic and diluted	$(22.16)	$0.02	$(22.14)
Shares used to compute basic and diluted net loss per share	370,792	239	371,031

	Consolidated Statement of Operations
				Adjusted for
	As Previously			Reverse
	Reported	Adjustment	As Revised	Stock Split
For the year ended December 31, 2020
Net loss per share - basic and diluted:
Net loss per share - basic and diluted	$(5.54)	$(0.1)	$(5.55)	$(277.43)
Shares used to compute basic and diluted net loss per share	3,904,762	(6,612)	3,898,150	77,965
For the year ended December 31, 2021
Net loss per share - basic and diluted:
Net loss per share - basic and diluted	$(5.00)	$(0.67)	$(5.67)	$(283.42)
Shares used to compute basic and diluted net loss per share	12,378,502	(1,452,519)	10,925,983	218,522